Document And Entity Information	Feb. 25, 2020
Document Information [Line Items]
Entity, Registrant Name	Washington Prime Group Inc.
Document, Type	8-K
Document, Period End Date	Feb. 25, 2020
Entity, Incorporation, State or Country Code	IN
Entity, File Number	001-36252
Entity, Tax Identification Number	46-4323686
Entity, Address, Address Line One	180 East Broad Street
Entity, Address, City or Town	Columbus
Entity, Address, State or Province	OH
Entity, Address, Postal Zip Code	43215
City Area Code	614
Local Phone Number	621-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001594686
CommonStock00001ParValuePerShare Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	WPG
Security Exchange Name	NYSE
SeriesHCumulativeRedeemablePreferredStockParValue00001PerShare75 Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	7.5% Series H Cumulative Redeemable Preferred Stock, par value $0.0001 per share
Trading Symbol	WPGPRH
Security Exchange Name	NYSE
SeriesICumulativeRedeemablePreferredStockParValue00001PerShare6875 Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	6.875% Series I Cumulative Redeemable Preferred Stock, par value $0.0001 per share
Trading Symbol	WPGPRI
Security Exchange Name	NYSE